Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Public warrants	Equity attributable to the owners of parent	Equity attributable to the owners of parent Public warrants	Issued capital	Issued capital Public warrants	Treasury shares	Accumulated other comprehensive income / (deficit)	Earnout reserve	Retained profit / (Accumulated deficit)	Non-Controlling Interest
Beginning balance at Dec. 31, 2021	€ 514,052		€ 514,052		€ 269,338			€ (2,094)		€ 246,808
Statements [Line Items]
Profit / (Loss) for the year	182,269		181,439							181,439	€ 830
Other comprehensive income (loss) for the year	(3,915)		(3,915)					(3,915)
Total comprehensive income / (loss) for the year	178,354		177,524					(3,915)		181,439	830
Capital reorganization	(1,427)		(1,427)							(1,427)
Issue of share capital, net of transaction costs	226,349		226,349		226,349
Shares repurchased	(222,345)		(222,345)		(222,345)
Acquisition of new business	17,127										17,127
Dividends paid to non-controlling interest	(1,388)										(1,388)
RSU expense	24,261		24,261							24,261
Initial recognition of earnout liability	(249,955)		(249,955)						€ (249,955)
Derecognition of earnout liability	32,461		32,461						249,955	(217,494)
Shares issued in exchange for public warrants		€ 16,411		€ 16,411		€ 16,411
Derecognition of private warrants	746		746							746
Total transactions with owners	(157,760)		(173,499)		20,415					(193,914)	15,739
Ending balance at Dec. 31, 2022	534,646		518,077		289,753			(6,009)	0	234,333	16,569
Statements [Line Items]
Profit / (Loss) for the year	(8,606)		(10,551)							(10,551)	1,945
Other comprehensive income (loss) for the year	(1,415)		(1,415)					(1,415)
Total comprehensive income / (loss) for the year	(10,021)		(11,966)					(1,415)		(10,551)	1,945
Shares repurchased	(2,632)		(2,632)				€ (2,632)
Dividends paid to non-controlling interest	(35)										(35)
RSU expense	16,836		16,836							16,836
Issue of share capital, net of transaction costs	1										1
Total transactions with owners	14,170		14,204				(2,632)			16,836	(34)
Ending balance at Dec. 31, 2023	538,795		520,315		289,753		(2,632)	(7,424)	0	240,618	18,480
Statements [Line Items]
Profit / (Loss) for the year	113,545		113,098							113,098	447
Other comprehensive income (loss) for the year	17,757		17,757					17,757
Total comprehensive income / (loss) for the year	131,302		130,855					17,757		113,098	447
Dividends paid to non-controlling interest	(118,201)		(118,159)							(118,159)	(42)
RSU expense	10,337		10,337							10,337
Acquisition of non-controlling interest	(6,585)		14,186							14,186	(20,771)
Shares issued in exchange for public warrants			16,400
Total transactions with owners	(114,449)		(93,636)							(93,636)	(20,813)
Ending balance at Dec. 31, 2024	€ 555,648		€ 557,534		€ 289,753		€ (2,632)	€ 10,333	€ 0	€ 260,080	€ (1,886)